LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.75%
Brazil–1.23%
Ambev SA ADR	1,426,614	$3,181,349
		3,181,349
Canada–5.18%
†Shopify, Inc. Class A	89,873	13,356,026
		13,356,026
China–8.43%
Alibaba Group Holding Ltd. ADR	13,986	2,499,718
†Baidu, Inc. ADR	22,102	2,912,381
Tencent Holdings Ltd.	103,300	8,800,866
Trip.com Group Ltd. ADR	74,484	5,601,197
Yum China Holdings, Inc.	44,995	1,931,185
		21,745,347
Denmark–1.57%
Novo Nordisk AS Class B	74,726	4,050,663
		4,050,663
France–1.32%
LVMH Moet Hennessy Louis Vuitton SE	4,203	2,568,426
Sodexo SA	13,340	838,691
		3,407,117
Hong Kong–0.10%
Budweiser Brewing Co. APAC Ltd.	247,713	263,567
		263,567
Ireland–1.84%
Experian PLC	94,724	4,741,614
		4,741,614
Japan–1.26%
FANUC Corp.	112,900	3,253,743
		3,253,743
Netherlands–4.03%
†Adyen NV	4,539	7,274,107
NXP Semiconductors NV	13,675	3,114,208
		10,388,315
Switzerland–5.91%
†CRISPR Therapeutics AG	51,271	3,322,874
Nestle SA	14,804	1,358,870
Novartis AG	59,102	7,433,317
Roche Holding AG	9,573	3,125,460
		15,240,521
United Kingdom–2.42%
†ARM Holdings PLC ADR	28,258	3,998,224
Reckitt Benckiser Group PLC	9,913	762,323
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Unilever PLC	24,810	$1,472,722
		6,233,269
United States–60.10%
†Alnylam Pharmaceuticals, Inc.	18,858	8,599,248
Alphabet, Inc. Class A	61,092	14,851,465
†Amazon.com, Inc.	64,370	14,133,721
†Autodesk, Inc.	6,639	2,109,011
†Block, Inc.	25,829	1,866,662
†Boeing Co.	40,468	8,734,209
Deere & Co.	5,351	2,446,798
†Doximity, Inc. Class A	54,638	3,996,770
Expeditors International of Washington, Inc.	9,731	1,192,923
Meta Platforms, Inc. Class A	27,564	20,242,450
Microsoft Corp.	18,048	9,347,962
†Netflix, Inc.	12,077	14,479,357
Oracle Corp.	53,624	15,081,214
QUALCOMM, Inc.	13,073	2,174,824
Salesforce, Inc.	15,251	3,614,487
SEI Investments Co.	20,731	1,759,025
†Tesla, Inc.	36,295	16,141,112
†Under Armour, Inc. Class A	116,194	579,808
†Vertex Pharmaceuticals, Inc.	10,539	4,127,494
Visa, Inc. Class A	24,224	8,269,589
Yum! Brands, Inc.	8,210	1,247,920
		154,996,049
Uruguay–6.36%
†MercadoLibre, Inc.	7,016	16,395,971
		16,395,971
Total Common Stock (Cost $104,436,480)		257,253,551

MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	267,028	267,028
Total Money Market Fund (Cost $267,028)		267,028

TOTAL INVESTMENTS–99.85% (Cost $104,703,508)	257,520,579
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	376,864
NET ASSETS APPLICABLE TO 13,019,970 SHARES OUTSTANDING–100.00%	$257,897,443

ΔSecurities have been classified by country of origin.
†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
LVIP Loomis Sayles Global Growth Fund–1